                                             SEMI-ANNUAL REPORT, June 30, 1997

     [LOGO]

                                             FUND FOR TAX-FREE INVESTORS, INC.
                                      4922 FAIRMONT AVENUE, BETHESDA, MD 20814
                                              (800) 622-1386    (301) 657-1510

--------------------------------------------------------------------------------

Dear Shareholders:

The issuance of municipal bonds in Virginia and Maryland continued to decline in the first half of 1997. This low issuance, along with a strong economy that is showing no signs of inflation, has helped to keep yields low. Though the Federal Reserve elected to raise interest rates once in the first quarter, the lack of inflationary data has kept them on the sidelines since, and bond yields have trended downward. It appears that issuance of municipal bonds will continue to remain low this year, which should keep yields in check due to supply and demand.

                        TAX-FREE MONEY MARKET PORTFOLIO

The Tax-Free Money Market Portfolio invests in high-quality, tax-exempt municipal bonds with maturities of less than one year. Fund For Tax-Free Investors Money Market Portfolio had an annualized net investment income of 2.87% of net assets for the six months ended June 30, 1997, compared to 2.67% for the year ended December 31, 1996. The Portfolio's average maturity was 49 days.

                   VIRGINIA AND MARYLAND TAX-FREE PORTFOLIOS

Both Virginia and Maryland have maintained their AAA credit ratings due to their strong economic bases, increasing revenues and conservative fiscal policies. Issuance of debt has decreased in both states this year.

The Virginia Tax-Free Portfolio's net assets were $32.5 million on June 30, 1997, up 0.4% from December 31, 1996. The total return for the six months ended June 30, 1997 was 3.05%, and the average maturity was 16 years.

As of June 30, 1997, the Maryland Tax-Free Portfolio had net assets of $45.9 million, a change of 3.3% from the beginning of the year. The total return of the Portfolio for the six months ended June 30, 1997 was 2.82%, with an average maturity of 16 years.

                                    OUTLOOK

Inflation, or rather the lack of it, remains the driving force in the bond market. We anticipate the economy to continue to grow at a sustainable pace, and as long as inflation remains low, the Federal Reserve should remain on the sidelines. The overall economic picture is a positive one for the bond market as lower yields generally mean increased prices for bonds.

Looking ahead we expect to see the issuance of new municipal debt remain low in the Maryland and Virginia markets, although continued lower yields may lead some issues to be refunded and reissued at lower rates. When yields decline, it makes it attractive for issuers to reissue their debt at these lower levels, as they save money from lower coupon payments. Overall, lower supply as compared to demand for municipal debt will keep downward pressure on yields.

The Fund for Tax-Free Investors, Inc. adheres to a long-term, conservative investment strategy. Management selects high quality bonds with competitive yields. Currently, we are investing in the 15 to 20-year maturity range, with a focus on call structure. Holdings consist of approximately 30% general obligation issues and 70% revenue issues.

As always, we thank you for your continued support.

Sincerely,

       [SIGNATURE]                        [SIGNATURE]
Daniel L. O'Connor                        Richard J. Garvey
Chairman                                  President

August 11, 1997

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

                                 June 30, 1997
                                  (Unaudited)

                                     Face        Value
                                     Value     (Note 1)
                                   ---------  -----------
ARIZONA 2.39% OF NET ASSETS
Glendale General Obligation
  7.00%, 7/01/97 AAA.............  $ 475,000  $   475,000
                                              -----------
CALIFORNIA 10.62%
California School Cash Reserve
Program Revenue
  4.75%, 7/02/97 SP1+............    800,000      800,019
California School Cash Reserve
Program Revenue
  4.75%, 7/02/98 SPI+............    800,000      806,928
San Diego Area Local Government
Revenue Anticipation Note General
Obligation
  4.75%, 10/01/97 SP1+...........    500,000      501,269
                                              -----------
  State Total....................               2,108,216
                                              -----------
COLORADO 12.10%
Boulder Urban Renewel Authority
Revenue
  5.30%, 3/01/98 AAA.............    300,000      303,010
Colorado Student Obligation Board
Authority Floating Rate Notes
  4.15%, 8/01/00+ A-1+...........    800,000      800,000
Denver Airport Floating Rate
Notes
  4.45%, 12/01/25+ A-1+..........    800,000      800,000
Pitkin County Housing Revenue
Series 1996A Floating Rate Notes
  4.20%, 12/01/24+ A-1+..........    500,000      500,000
                                              -----------
  State Total....................               2,403,010
                                              -----------
ILLINOIS 2.08%
Illinois State General Obligation
  8.25%, 10/01/97 AA-............    400,000      412,315
                                              -----------
INDIANA 2.52%
Allen County Economic Development
Floating Rate Notes
  4.15%, 8/01/21+ A-1+...........    500,000      500,000
                                              -----------
LOUISIANA 6.33%
Louisiana State General
Obligation
  7.00%, 8/01/97 AAA.............    350,000      357,000

                                     Face        Value
                                     Value     (Note 1)
                                   ---------  -----------
LOUISIANA (continued)
New Orleans Aviation Floating
Rate Notes
  4.15%, 8/01/16+ A-1+...........  $ 900,000  $   900,000
                                              -----------
  State Total....................               1,257,000
                                              -----------
MARYLAND 7.81%
Maryland Department Of
Transportation Revenue
  6.25%, 8/15/97 AA..............    150,000      150,444
Maryland Health and Higher
Education Loyola College Issue B
Floating Rate Notes
  4.15%, 10/01/13+ AAA...........    400,000      400,000
Maryland Health and Higher
Education North Arundel Hospital
Floating Rate Notes
  4.20%, 7/01/32+ VMIGI..........    200,000      200,000
Washington Suburban Sanitation
Floating Rate Notes
  4.25%, 1/01/99+ A-1+...........    800,000      800,000
                                              -----------
  State Total....................               1,550,444
                                              -----------
MINNESOTA 16.82%
City of St. Louis Park Series
1985 Floating Rate Notes
  4.20%, 2/01/06+ A-1............     95,000       95,000
City of St. Louis Park Series
1987A Floating Rate Notes
  4.20%, 3/01/02+ A-1............    400,000      400,000
Minneapolis General Obligation
  7.00%, 12/1/97 AAA.............    500,000      507,071
Minneapolis Tax Increment Revenue
  7.00%, 3/01/98 AAA.............    135,000      137,627
Minnesota State General
Obligation
  7.10%, 8/01/97 AAA.............    500,000      501,405
Minnesota State Higher Education
Floating Rate Notes
  4.25%, 12/01/24+ VMIG1.........    500,000      500,000
St. Paul United Way Project
Floating Rate Notes
  4.20%, 12/01/18+ A-1...........    400,000      400,000
Waconia Industrial Development
Revenue Floating Rate Notes
  4.30%, 10/01/16+ A-1...........    800,000      800,000
                                              -----------
  State Total....................               3,341,103
                                              -----------

                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (Continued)

                                 June 30, 1997
                                  (Unaudited)

                                     Face        Value
                                     Value     (Note 1)
                                   ---------  -----------
MONTANA 3.02%
Montana State Health Floating
Rate Notes
  4.15%, 12/01/15+ A-1+..........  $ 600,000  $   600,000
                                              -----------
NEW HAMPSHIRE 3.52%
New Hamphshire Health Floating
Rate Notes
  4.20%, 11/01/21+ VMIG1.........    700,000      700,000
                                              -----------
NEW MEXICO 2.52%
New Mexico State Severence Tax
Series B Revenue
  4.00%, 7/01/97 AA..............    500,000      500,000
                                              -----------
NEVADA 2.57%
Clark County School District
Series A
  6.10%, 6/01/98 AAA.............    500,000      510,032
                                              -----------
NEW YORK 7.05%
New York, New York Series B
Subseries B2 Floating Rate Notes
  4.15%, 8/15/03+ A-1+...........    100,000      100,000
New York, New York Subseries A5
Floating Rate Notes
  4.15%, 8/01/15+ A-1............    500,000      500,000
New York, New York Subseries A8
Floating Rate Notes
  4.15%, 8/1/17+ A-1+............    500,000      500,000
New York City Municipal Water
Finance Authority Floating Rate
Notes
  4.15%, 6/15/22+ AAA............    300,000      300,000
                                              -----------
  State Total....................               1,400,000
                                              -----------
NORTH CAROLINA 3.52%
City of Winston-Salem Floating
Rate Notes
  4.15%, 4/01/00+ A-1+...........    700,000      700,000
                                              -----------
OHIO 2.52%
Ohio State Education Facility
Floating Rate Notes
  4.00%, 10/01/15+ A-1+..........    500,000      500,000
                                              -----------
                                     Face        Value
                                     Value     (Note 1)
                                   ---------  -----------
PENNSYLVANIA 2.52%
Emmaus General Authority Floating
Rate Notes
  4.45%, 12/01/28+ A-1+..........  $ 500,000  $   500,000
                                              -----------
SOUTH CAROLINA 2.03%
Piedmont Municipal Power Agency
Electrical Revenue
  5.0%, 1/01/98 AAA..............    400,000      402,784
                                              -----------
TEXAS 7.90%
Houston Independent School
District General Obligation
  4.80%, 7/15/97 AA+.............    300,000      300,114
Port Arthur Floating Rate Notes
  4.25%, 5/01/03+ P-1............    700,000      700,000
Wichita Falls General Obligation
  4.10%, 9/01/97 AAA.............    570,000      570,419
                                              -----------
  State Total....................               1,570,533
                                              -----------
VIRGINIA 2.52%
Henrico Industrial Development
Authority Floating Rate Notes
  4.35%, 5/01/24+ VMIG1..........    400,000      400,000
Virginia State HDA Commonwealth
Meeting Series D Subseries D-4
  4.35%, 1/01/98 AA+.............    100,000      100,141
                                              -----------
  State Total....................                 500,141
                                              -----------
TOTAL INVESTMENTS 100.36%
  (Cost $19,930,578*).......................   19,930,578
LIABILITIES LESS OTHER ASSETS
  (0.36%)...................................      (70,759)
                                              -----------
NET ASSETS (NOTE 6) 100.00%.................  $19,859,819
                                              -----------
                                              -----------
NET ASSET VALUE PER SHARE
  (Based on 19,859,819 Shares
  Outstanding)..............................        $1.00
                                              -----------
                                              -----------

---------

+Daily or Weekly Tender Bond

*Same cost is used for Federal income tax purposes.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                               VIRGINIA PORTFOLIO

                                 June 30, 1997
                                  (Unaudited)

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------

Alexandria Industrial
Development Authority Revenue
  7.40%, 1/01/08 A+............  $  175,000  $   176,143
Arlington County General
Obligation
  6.00%, 8/01/12 AAA...........     500,000      531,625
  5.40%, 6/01/13 AAA...........   1,000,000    1,018,960
  5.375%, 12/01/16 AAA.........   1,000,000    1,006,740
Brunswick County Virginia
Revenue
  5.5%, 7/01/17 AAA............   1,000,000    1,001,630
Chesapeake Bay Bridge & Tunnel
Revenue
  5.25%, 7/01/19 AAA...........   1,000,000      965,840
Chesapeake Water & Sewer
System Revenue
  6.50%, 7/01/05 A+............     270,000      293,576
Danville General
Obligation
  6.50%, 5/01/11 A.............     250,000      266,733
Fairfax City EDA Lease Revenue
  5.50%, 5/15/18 AA............   2,000,000    1,985,140
Fairfax County Industrial
Development Authority Revenue
  5.25%, 8/15/19 AA............     500,000      480,375
Fairfax County Resource
Recovery Revenue
  7.75%, 2/01/11 A+............     300,000      319,302
Fairfax County Water Authority
Revenue
  5.80%, 1/01/16 AAA...........     500,000      519,050
  6.00%, 4/01/22 AA-...........   1,000,000    1,039,250
Hampton General Obligation
  6.00%, 1/15/14 AA-...........     350,000      365,488
Hanover City Water & Sewer
Revenue
  5.25%, 2/01/16 AAA...........     500,000      490,670
Hanover County Virginia General
Obligation
  5.4%, 7/15/16 AA.............   1,000,000    1,004,930
Henrico County Industrial
Development Authority Revenue
  7.125%, 8/01/21 AA...........     400,000      450,332

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------

Henrico County Industrial
Development Authority Floating
Rate Notes
  4.35%, 5/01/24+ VMIG1........  $  300,000  $   300,000
Henrico County Water & Sewer
Revenue
  6.45%, 5/01/02 AAA...........     300,000      325,827
  6.25%, 5/01/13 AA-...........     500,000      515,050
Henry County General Obligation
  8.825%, 11/01/05 AAA.........     200,000      256,270
Isle of Wight County General
Obligation
  6.70%, 1/01/02 A.............     200,000      221,460
James City County General
Obligation
  5.25%, 12/15/15 AAA..........   1,000,000      989,490
Leesburg General Obligation
  5.50%, 06/01/13 AAA..........     500,000      506,075
Loudoun County Sanitation
Authority Revenue
  6.25%, 1/01/10 AAA...........     550,000      585,849
  6.25%, 1/01/16 AAA...........     500,000      524,365
Metropolitan Washington, D.C.
Airport Authority Revenue
  6.50%, 10/01/06 AAA..........     300,000      325,743
Newport News General Obligation
  6.125%, 6/01/12 AA-..........     270,000      283,038
Norfolk General Obligation
  5.75%, 6/01/13 AAA...........     500,000      514,370
Norfolk Water Revenue
  5.75%, 11/01/12 AAA..........     500,000      518,495
  5.875%, 11/01/15 AAA.........     500,000      515,190
Portsmouth General Obligation
  6.375%, 8/01/11 AA-..........     200,000      210,084
Portsmouth Redevelopment &
Housing Authority Revenue
  6.05%, 12/01/08 AAA..........     500,000      525,605
Potomac & Rappahannock
Transportation District
Commission Revenue
  6.70%, 3/01/11 AAA...........     600,000      634,728
Prince William County General
Obligation
  6.20%, 12/01/11 AA...........     300,000      315,465

                            STATEMENT OF NET ASSETS
                         VIRGINIA PORTFOLIO (Continued)

                                 June 30, 1997
                                  (Unaudited)

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Prince William County
Industrial Development
Authority Revenue
  7.25%, 3/01/00 NR............  $  250,000  $   273,188
Prince William County Park
Authority Revenue
  6.875%, 10/15/16 A-..........     500,000      537,955
Richmond Metro Authority
Revenue
  6.10%, 7/15/06 AAA...........     300,000      323,538
  6.375%, 7/15/16 AAA..........     500,000      533,815
Upper Occoquan Sewer Authority
Revenue
  5.15%, 7/01/20 AAA...........     500,000      476,060
Virginia Beach General
Obligation
  6.50%, 8/01/07 AA............     500,000      540,575
  5.85%, 11/01/12 AA...........     500,000      523,005
Virginia College Building
Authority Revenue
  6.625%, 5/01/13 A-...........     300,000      316,980
  5.75%, 1/01/14 AA............     500,000      512,835
Virginia Housing Development
Authority Revenue
  6.625%, 7/01/13 A+...........     275,000      284,372
  5.95%, 7/01/13 AA+...........     500,000      512,110
  5.75%, 1/01/19 AAA...........   1,000,000    1,006,800
Virginia Port Authority Revenue
  5.90%, 7/01/16 A+............     500,000      512,195
Virginia Public Building
Authority Revenue
  5.10%, 8/01/06 AA............     550,000      561,605
  5.00%, 8/01/15 AA............   1,000,000      955,250
  5.20%, 8/01/16 AA............   1,000,000      973,990

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------

Virginia Public School
Authority Revenue
  6.20%, 8/01/13 AA............  $  320,000  $   341,488
  5.00%, 8/01/16 AA............     500,000      475,190
Virginia Resource Authority
Revenue
  6.75%, 10/01/04 NR...........     240,000      270,705
  6.45%, 4/01/13 AA............     300,000      318,195
Virginia Transportation Board
Revenue
  6.00%, 4/01/10 AA............     300,000      313,146
  5.125%, 5/15/13 AA...........     800,000      782,104
  5.125%, 5/15/17 AA...........     500,000      482,445
                                             -----------
TOTAL INVESTMENTS 97.96% OF NET ASSETS
  (Cost $30,526,747*)......................   31,810,434
OTHER ASSETS LESS LIABILITIES
  2.04%....................................      663,686
                                             -----------
NET ASSETS (NOTE 6) 100.00%................  $32,474,120
                                             -----------
                                             -----------
NET ASSET VALUE PER SHARE
  (Based on 2,908,706 Shares
  Outstanding).............................       $11.16
                                             -----------
                                             -----------

---------

+Daily or Weekly Tender Bond

*Same cost is used for Federal income tax purposes.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                               MARYLAND PORTFOLIO

                                 June 30, 1997
                                  (Unaudited)

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------

Anne Arundel County Water &
Sewer General Obligation
  6.20%, 8/01/12 AA+...........  $  725,000  $   776,120
  6.00%, 7/15/13 AA+...........     500,000      523,920
  6.30%, 8/01/16 AA+...........     500,000      537,490
  6.30%, 8/01/19 AA+...........     725,000      777,381
Anne Arundel County Pollution
Control Revenue
  6.00%, 4/01/24 A.............   1,230,000    1,258,425
Anne Arundel County Solid Waste
Project General Obligation
  5.50%, 9/01/15 AA+...........     500,000      498,250
Baltimore City General
Obligation
  6.40%, 10/15/02 AAA..........     465,000      507,296
  5.50%, 10/15/10 AAA..........   1,000,000    1,027,880
Baltimore City Revenue
  6.00%, 7/01/15 AAA...........     500,000      526,580
Baltimore County General
Obligation
  6.125%, 7/01/08 AAA..........     500,000      536,240
  6.70%, 7/01/11 AAA...........     200,000      208,494
  5.50%, 6/01/12 AAA...........   1,000,000    1,028,070
Baltimore Port Facility Revenue
  6.50%, 12/01/10 AA-..........     400,000      431,436
  6.50%, 10/01/11 AA-..........     250,000      268,612
  6.50%, 10/01/11 AA-..........     250,000      268,830
Calvert County Pollution
Control Revenue
  5.55%, 7/15/14 A.............   1,000,000    1,007,040
Carroll County General
Obligation
  7.10%, 10/01/09 AA...........     235,000      259,224
  7.25%, 10/01/15 AA...........     300,000      332,277
  5.30%, 11/01/15 AA...........   1,000,000      989,520
  6.50%, 10/01/24 AA...........     225,000      245,279
Frederick County General
Obligation
  6.125%, 12/01/07 AAA.........     500,000      535,900
  5.60%, 7/01/11 AA-...........     500,000      515,445
City of Frederick General
Obligation
  6.00%, 10/01/11 AAA..........     300,000      316,296
Howard County Metropolitan
District General Obligation
  6.00%, 8/15/19 AA+...........     500,000      509,445

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Howard County Public
Improvement General Obligation
  6.00%, 5/15/14 AA+...........  $  500,000  $   522,045
  5.50%, 2/15/16 AA+...........   1,000,000    1,011,720
Howard County Special
Facilities Revenue
  6.10%, 2/15/13 AA-...........     500,000      516,555
Laurel General Obligation
  6.70%, 7/01/01 AAA...........     600,000      661,392
Maryland Community Development
Administration Revenue
  6.60%, 4/01/06 AA............     200,000      210,610
  7.375%, 4/01/10 AA...........     495,000      521,997
  7.25%, 4/01/11 AA............     200,000      210,502
  7.15%, 4/01/11 AA............     405,000      423,525
  7.25%, 4/01/16 AA............     275,000      280,098
  7.70%, 5/15/20 AA............     250,000      262,568
  7.25%, 4/01/27 AA............     385,000      403,122
Maryland General Obligation
  6.80%, 7/15/00 AAA...........     500,000      542,605
  5.00%, 03/01/11 AAA..........     500,000      493,635
  5.00%, 10/15/11 AAA..........   1,000,000      986,870
  5.00%, 03/01/12 AAA..........   1,500,000    1,475,415
Maryland Health & Higher
Education Facilities Authority
Revenue
  5.70%, 7/01/09 A.............     500,000      516,245
  5.25%, 7/01/13 AAA...........     500,000      495,730
  6.125%, 7/01/14 AAA..........     500,000      522,865
  5.50%, 10/01/16 AAA..........   1,000,000    1,009,100
  6.125%, 7/01/19 AAA..........     500,000      522,140
  5.00%, 7/01/20 AAA...........   1,000,000      933,950
  4.20%, 7/01/32+ VMIG1........     200,000      200,000
Maryland Industrial Development
Revenue
  7.125%, 7/01/06 A-...........     300,000      308,109
Maryland Stadium Authority
Sports Revenue
  7.375%, 12/15/04 AA-.........     425,000      460,696
  7.50%, 12/15/10 AA-..........     695,000      750,544
  5.875%, 12/15/13 AAA.........   1,000,000    1,035,920
  5.375%, 12/15/15 AA..........     500,000      496,515
  7.60%, 12/15/19 AA-..........     500,000      538,440
Maryland Transportation
Authority Revenue
  6.50%, 7/01/04 A+............     500,000      537,755

                            STATEMENT OF NET ASSETS
                         MARYLAND PORTFOLIO (Continued)

                                 June 30, 1997
                                  (Unaudited)

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Maryland Water Quality Finance
Administration Revenue
  6.00%, 9/01/15 AA............  $1,000,000  $ 1,034,590
Montgomery County Housing
Opportunity Commission Revenue
  6.70%, 7/01/11 AA............     370,000      390,620
  7.80%, 7/01/12 N/R...........     200,000      207,774
  7.375%, 7/01/17 AA...........     180,000      187,130
  6.65%, 7/01/17 AA............     180,000      189,196
  7.00%, 7/01/23 A.............     250,000      261,655
Montgomery County Parking
Revenue
  6.25%, 6/01/09 AAA...........     300,000      318,702
Montgomery County Waste
Disposal Authority Revenue
  5.875%, 6/01/13 AAA..........     250,000      251,558
North East Maryland Waste
Disposal Authority Revenue
  6.20%, 7/01/10 A.............     500,000      509,775
  6.30%, 7/01/16 A.............   1,000,000    1,017,570
North East Maryland Waste
Disposal Authority Floating
Rate Notes
  4.15%, 1/01/08+ AAA..........     400,000      400,000
Prince Georges County General
Obligation
  5.75%, 3/15/08 AAA...........     500,000      527,955
  5.25%, 3/15/15 AAA...........   1,000,000      987,440
Prince Georges County Housing
Authority Revenue
  6.35%, 7/20/20 AAA...........     700,000      724,549
Prince Georges County Pollution
Control Revenue
  5.75%, 3/15/10 A.............   1,000,000    1,040,200
Prince Georges County Solid
Waste Management System Revenue
  6.80%, 6/30/00 AAA...........     250,000      272,188
  7.00%, 6/30/00 AAA...........     250,000      273,580

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------

St. Mary's County General
Obligation
  5.85%, 11/01/18 AAA..........  $  500,000  $   513,215
University of Maryland System
Auxiliary Revenue
  6.375%, 4/01/09 AA+..........     500,000      545,035
  5.60%, 4/01/12 AA+...........   1,000,000    1,028,390
  5.60%, 4/01/16 AA+...........   1,000,000    1,014,160
Washington County General
Obligation
  5.125%, 1/01/12 AAA..........     500,000      492,460
  5.25%, 1/01/16 AAA...........     500,000      493,015
Washington, D.C. Metropolitan
Area Transportation Authority
Revenue
  6.00%, 7/01/10 AAA...........     275,000      293,992
Washington Suburban Sanitary
District General Obligation
  6.20%, 6/01/12 AA............     900,000      951,696
TOTAL INVESTMENTS 97.40% OF NET ASSETS
  (Cost $43,121,219*)......................   44,662,563
OTHER ASSETS LESS LIABILITIES
  2.60%....................................    1,191,639
                                             -----------
NET ASSETS (NOTE 6) 100.00%................  $45,854,202
                                             -----------
                                             -----------
NET ASSET VALUE PER SHARE
  (Based on 4,234,996 Shares
  Outstanding).............................       $10.83
                                             -----------
                                             -----------

-------------

+Daily or Weekly Tender Bond

*Same cost is used for Federal income tax purposes.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENTS OF OPERATIONS

                     For the Six Months Ended June 30, 1997
                                  (Unaudited)

                                                                              Money
                                                                             Market      Virginia     Maryland
                                                                            Portfolio    Portfolio   Portfolio
                                                                           -----------  -----------  ----------
INVESTMENT INCOME (Note 1)...............................................   $ 362,485    $ 925,132   $1,271,830
                                                                           -----------  -----------  ----------
EXPENSES
  Investment Advisory Fee (Note 2).......................................      50,018      100,329      137,805
  Administrative Fee (Note 2)............................................      25,009       48,158       66,147
  Interest Expense (Note 2)..............................................          83           --           --
                                                                           -----------  -----------  ----------
    Total Expenses.......................................................      75,110      148,487      203,952
                                                                           -----------  -----------  ----------
NET INVESTMENT INCOME....................................................     287,375      776,645    1,067,878
                                                                           -----------  -----------  ----------
Net Realized Gain on Investment Transactions.............................          --       80,655      139,798
Net Change in Unrealized Appreciation of Investments.....................          --      120,290       31,445
                                                                           -----------  -----------  ----------
NET GAIN ON INVESTMENTS..................................................          --      200,945      171,243
                                                                           -----------  -----------  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................   $ 287,375    $ 977,590   $1,239,121
                                                                           -----------  -----------  ----------
                                                                           -----------  -----------  ----------

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                          Money Market                 Virginia                   Maryland
                                                           Portfolio                   Portfolio                  Portfolio
                                                   --------------------------  -------------------------  -------------------------
                                                   For the Six                 For the Six                For the Six
                                                      Months                     Months                     Months
                                                      Ended      For the Year     Ended     For the Year     Ended     For the Year
                                                     June 30,       Ended       June 30,       Ended       June 30,       Ended
                                                       1997      December 31,     1997      December 31,     1997      December 31,
                                                   (Unaudited)       1996      (Unaudited)      1996      (Unaudited)      1996
                                                   ------------  ------------  -----------  ------------  -----------  ------------
FROM INVESTMENT
  ACTIVITIES
  Net Investment Income..........................  $   287,375   $   524,507   $  776,645   $ 1,576,325   $1,067,878   $ 2,343,288
  Net Realized Gain on Investments...............           --            --       80,655       262,689      139,798       484,951
  Net Change in Unrealized
    Appreciation/Depreciation of Investments.....           --            --      120,290      (932,337 )     31,445    (1,400,547 )
                                                   ------------  ------------  -----------  ------------  -----------  ------------
  Net Increase in Net Assets Resulting from
    Operations...................................      287,375       524,507      977,590       906,677    1,239,121     1,427,692
                                                   ------------  ------------  -----------  ------------  -----------  ------------
DISTRIBUTIONS TO
  SHAREHOLDERS
  From Net Investment Income (Note 1)............     (287,375 )    (524,507 )   (769,398 )  (1,575,364 ) (1,072,157 )  (2,341,219 )
  From Net Realized Capital Gains................           --            --           --            --           --            --
                                                   ------------  ------------  -----------  ------------  -----------  ------------
  Total Distributions to Shareholders............     (287,375 )    (524,507 )   (769,398 )  (1,575,364 ) (1,072,157 )  (2,341,219 )
                                                   ------------  ------------  -----------  ------------  -----------  ------------
FROM SHARE
  TRANSACTIONS
  Net Proceeds from Sales of Shares..............   17,699,267    33,109,020    7,074,631     9,574,030    4,038,154     6,196,673
  Reinvestment of Distributions..................      274,528       501,351      640,614     1,309,667      891,039     1,976,301
  Cost of Shares Redeemed........................  (17,003,498 ) (35,493,325 ) (7,804,061 ) (11,328,124 ) (3,652,312 ) (12,573,794 )
                                                   ------------  ------------  -----------  ------------  -----------  ------------
  Net Increase (Decrease) in Net Assets Resulting
    from Share Transactions......................      970,297    (1,882,954 )    (88,816 )    (444,427 )  1,276,881    (4,400,820 )
                                                   ------------  ------------  -----------  ------------  -----------  ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS........      970,297    (1,882,954 )    119,376    (1,113,114 )  1,443,845    (5,314,347 )
NET ASSETS - Beginning of Period.................   18,889,522    20,772,476   32,354,744    33,467,858   44,410,357    49,724,704
                                                   ------------  ------------  -----------  ------------  -----------  ------------
NET ASSETS - End of Period.......................  $19,859,819   $18,889,522   $32,474,120  $32,354,744   $45,854,202  $44,410,357
                                                   ------------  ------------  -----------  ------------  -----------  ------------
                                                   ------------  ------------  -----------  ------------  -----------  ------------
SHARES
  Sold...........................................   17,699,267    33,089,461      641,189       871,229      375,734       576,046
  Issued in Reinvestment of Distributions........      274,528       501,351       58,066       118,996       83,026       184,046
  Redeemed.......................................  (17,003,498 ) (35,493,325 )   (707,942 )  (1,030,689 )   (340,258 )  (1,170,922 )
                                                   ------------  ------------  -----------  ------------  -----------  ------------
  Net Increase (Decrease) in Shares..............      970,297    (1,902,513 )     (8,687 )     (40,464 )    118,502      (410,830 )
                                                   ------------  ------------  -----------  ------------  -----------  ------------
                                                   ------------  ------------  -----------  ------------  -----------  ------------

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                             MONEY MARKET PORTFOLIO

                                                    For the Six
                                                   Months Ended              For the Year Ended December 31,
                                                   June 30, 1997  -----------------------------------------------------
                                                    (Unaudited)     1996       1995       1994       1993       1992
                                                   -------------  ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Period..........    $    1.00    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                                   -------------  ---------  ---------  ---------  ---------  ---------
  Income from Investment Operations:
    Net Investment Income........................        0.014        0.027      0.030      0.020      0.016      0.023
    Net Realized and Unrealized Gains on
      Securities.................................           --           --         --         --         --         --
                                                   -------------  ---------  ---------  ---------  ---------  ---------
      Total from Investment Operations...........        0.014        0.027      0.030      0.020      0.016      0.023
                                                   -------------  ---------  ---------  ---------  ---------  ---------
  Distributions to Shareholders:
    From Net Investment Income...................       (0.014)      (0.027)    (0.030)    (0.020)    (0.016)    (0.023)
    From Net Realized Capital Gains..............           --           --         --         --         --         --
                                                   -------------  ---------  ---------  ---------  ---------  ---------
      Total Distributions to Shareholders........       (0.014)      (0.027)    (0.030)    (0.020)    (0.016)    (0.023)
                                                   -------------  ---------  ---------  ---------  ---------  ---------
  Net Increase in Net Asset Value................           --           --         --         --         --         --
                                                   -------------  ---------  ---------  ---------  ---------  ---------
  Net Asset Value - End of Period................    $    1.00    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                                   -------------  ---------  ---------  ---------  ---------  ---------
                                                   -------------  ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN..........................        1.43%(A)     2.69%      3.09%      2.02%      1.66%      2.25%

RATIOS TO AVERAGE NET ASSETS:
  Expenses.......................................        0.75%(B)     0.75%      0.75%      0.75%      0.78%      0.80%
  Net Investment Income..........................        2.87%(B)     2.67%      3.04%      1.99%      1.65%      2.25%

SUPPLEMENTARY DATA:
  Net Assets at End of Period (000's omitted)....    $  19,860    $  18,890  $  20,772  $  25,586  $  23,283  $  25,935
  Number of Shares Outstanding at End of Period
    (000's omitted)..............................       19,860       18,890     20,792     25,604     23,312     25,964

---------

(A)Total Investment Return for periods of less than one year are not annualized.

(B)Annualized.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                               VIRGINIA PORTFOLIO

                                          For the Six
                                         Months Ended              For the Year Ended December 31,
                                         June 30, 1997  -----------------------------------------------------
                                          (Unaudited)     1996       1995       1994       1993       1992
                                         -------------  ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of
    Period.............................    $   11.09    $   11.31  $   10.36  $   11.51  $   10.84  $   10.63
                                         -------------  ---------  ---------  ---------  ---------  ---------
  Income from Investment Operations:
    Net Investment Income..............        0.265        0.534      0.564      0.578      0.582      0.610
    Net Realized and Unrealized Gains
      (Losses) on Securities...........        0.067       (0.221)     0.953     (1.150)     0.670      0.210
                                         -------------  ---------  ---------  ---------  ---------  ---------
      Total from Investment
        Operations.....................        0.332        0.313      1.517     (0.572)     1.252      0.820
                                         -------------  ---------  ---------  ---------  ---------  ---------
  Distributions to Shareholders:
    From Net Investment Income.........       (0.262)      (0.533)    (0.564)    (0.578)    (0.582)    (0.610)
    From Net Realized Capital Gains....           --           --         --         --         --         --
                                         -------------  ---------  ---------  ---------  ---------  ---------
      Total Distributions to
        Shareholders...................       (0.262)      (0.533)    (0.564)    (0.578)    (0.582)    (0.610)
                                         -------------  ---------  ---------  ---------  ---------  ---------
  Net Increase (Decrease) in Net Asset
    Value..............................         0.07        (0.22)      0.95      (1.15)      0.67       0.21
                                         -------------  ---------  ---------  ---------  ---------  ---------
  Net Asset Value - End of Period......    $   11.16    $   11.09  $   11.31  $   10.36  $   11.51  $   10.84
                                         -------------  ---------  ---------  ---------  ---------  ---------
                                         -------------  ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN................        3.05%(A)     2.91%     14.92%    (5.02)%     11.80%      7.98%

RATIOS TO AVERAGE NET ASSETS:
  Expenses.............................        0.93%(B)     0.93%      0.77%      0.55%      0.50%      0.50%
  Expenses Before Reimbursement from
    Adviser............................        0.93%(B)     0.93%      0.93%      0.93%      0.93%      0.93%
  Net Investment Income................        4.84%(B)     4.84%      5.17%      5.35%      5.15%      5.71%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..............          20%          46%        55%        33%        43%        50%
  Net Assets at End of Period (000's
    omitted)...........................    $  32,474    $  32,355  $  33,468  $  27,929  $  34,371  $  25,513
  Number of Shares Outstanding at End
    of Period (000's omitted)..........        2,909        2,917      2,958      2,697      2,985      2,354

---------

(A)Total Investment Return for periods of less than one year are not annualized.

(B)Annualized.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                               MARYLAND PORTFOLIO

                                                 For the Six
                                                Months Ended              For the Year Ended December 31,
                                                June 30, 1997  -----------------------------------------------------
                                                 (Unaudited)     1996       1995       1994       1993       1992
                                                -------------  ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Period.......    $   10.79    $   10.98  $   10.11  $   11.27  $   10.60  $   10.39
                                                -------------  ---------  ---------  ---------  ---------  ---------
  Income from Investment Operations:
    Net Investment Income.....................        0.258        0.528      0.550      0.565      0.568      0.594
    Net Realized and Unrealized Gains (Losses)
      on Securities...........................        0.041       (0.190)     0.869     (1.157)     0.670      0.210
                                                -------------  ---------  ---------  ---------  ---------  ---------
      Total from Investment Operations........        0.299        0.338      1.419     (0.592)     1.238      0.804
                                                -------------  ---------  ---------  ---------  ---------  ---------
  Distributions to Shareholders:
    From Net Investment Income................       (0.259)      (0.528)    (0.551)    (0.565)    (0.568)    (0.594)
    From Net Realized Capital Gains...........           --           --         --     (0.003)        --         --
                                                -------------  ---------  ---------  ---------  ---------  ---------
      Total Distributions to Shareholders.....       (0.259)      (0.528)    (0.551)    (0.568)    (0.568)    (0.594)
                                                -------------  ---------  ---------  ---------  ---------  ---------
  Net Increase (Decrease) in Net Asset
    Value.....................................         0.04        (0.19)      0.87      (1.16)      0.67       0.21
                                                -------------  ---------  ---------  ---------  ---------  ---------
  Net Asset Value - End of Period.............    $   10.83    $   10.79  $   10.98  $   10.11  $   11.27  $   10.60
                                                -------------  ---------  ---------  ---------  ---------  ---------
                                                -------------  ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN.......................        2.82%(A)     3.21%     14.35%    (5.24)%     11.91%      8.00%

RATIOS TO AVERAGE NET ASSETS:
  Expenses....................................        0.93%(B)     0.93%      0.77%      0.55%      0.50%      0.50%
  Expenses Before Reimbursement from
    Adviser...................................        0.93%(B)     0.93%      0.93%      0.93%      0.93%      0.93%
  Net Investment Income.......................        4.84%(B)     4.92%      5.16%      5.36%      5.13%      5.67%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate.....................          11%          31%        37%        38%        30%        21%
  Net Assets at End of Period (000's
    omitted)..................................    $  45,854    $  44,410  $  49,725  $  44,385  $  58,094  $  43,921
  Number of Shares Outstanding at End of
    Period (000's omitted)....................        4,235        4,116      4,527      4,391      5,157      4,145

---------

(A)Total Investment Return for periods of less than one year are not annualized.

(B)Annualized.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                         NOTES TO FINANCIAL STATEMENTS

                                 JUNE 30, 1997
                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Fund for Tax-Free Investors, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end, investment company. The Fund consists of three separate portfolios which invest primarily in securities exempt from Federal income taxes. On June 30, 1997, there were 200,000,000 shares of $0.001 par value capital stock authorized. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund consistently follows:

    (a) Securities of the Money Market Portfolio are valued at amortized cost, which approximates market value. Securities of the Virginia and Maryland Portfolios are valued by a pricing service approved by the Board of Directors. The valuation methods used are reviewed by the Board of Directors to determine that they reflect fair value.

    (b) Investment income is recorded as earned.

    (c) Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment. Net capital gains, if any, will be distributed to shareholders annually.

    (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required. The Fund also meets the requirements that allow it to designate distributions from interest income on obligations which are exempt from Federal income tax as exempt-interest dividends.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Associates (the "Adviser") under an agreement whereby the Fund pays a fee at an annual rate of 0.50% of the average daily net assets of the Money Market Portfolio and 0.625% of the average daily net assets of the Virginia Portfolio and of the Maryland Portfolio. The Adviser has agreed to reimburse the Fund for expenses, (including investment advisory fee), excluding interest and extraordinary legal expenses, which exceed one percent of the average daily net assets per annum. No reimbursement was required for the six months ended June 30, 1997. Certain Officers and Directors of the Fund are also affiliated with the Adviser.

Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Adviser, provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund. For these services, Rushmore Trust receives an annual fee of 0.25% of the average net assets of the Money Market Portfolio, and 0.30% of the average net assets of the Virginia and Maryland Portfolios.

3. SECURITIES TRANSACTIONS

Security transactions are recorded on the trade date. For the six months ended June 30, 1997, purchases and sales (including maturities), of securities, excluding short-term securities, were as follows:

                                                                Virginia      Maryland
                                                               Portfolio     Portfolio
                                                              ------------  ------------
Purchases...................................................  $  6,441,453  $  5,476,885
                                                              ------------  ------------
                                                              ------------  ------------
Sales.......................................................  $  6,271,332  $  4,816,907
                                                              ------------  ------------
                                                              ------------  ------------

4. NET UNREALIZED APPRECIATION OF INVESTMENTS

As of June 30, 1997, net unrealized appreciation of investments in the Virginia Portfolio for Federal income tax purposes aggregated $1,283,687 of which $1,295,543 related to appreciated investments and $11,856 related to depreciated investments. In the Maryland Portfolio, net unrealized appreciation of investments for Federal income tax purposes totaled $1,541,344 of which $1,555,271 related to appreciated investments and $13,927 related to depreciated investments.

5. NET ASSETS

At June 30, 1997, net assets consisted of the following:

                                                                Money Market     Virginia       Maryland
                                                                  Portfolio      Portfolio      Portfolio
                                                                -------------  -------------  -------------
Paid-in-Capital...............................................   $19,859,819   $  31,123,750  $  44,632,060
Undistributed Net Investment Income (Loss)....................            --           8,208         (2,210)
Accumulated Net Realized Gain (Loss) on Investments...........            --          58,475       (316,992)
Net Unrealized Appreciation of Investments....................            --       1,283,687      1,541,344
                                                                -------------  -------------  -------------
NET ASSETS....................................................   $19,859,819   $  32,474,120  $  45,854,202
                                                                -------------  -------------  -------------
                                                                -------------  -------------  -------------

6. CAPITAL LOSS CARRYOVERS

At December 31, 1996, for Federal income tax purposes, the following Portfolios had capital loss carryforwards which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                   Money Market   Virginia    Maryland
Expires December 31,                                 Portfolio    Portfolio  Portfolio
-------------------------------------------------  -------------  ---------  ----------
2002.............................................            --   $  22,180  $  456,790